Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation
Note M—Equity-Based Compensation
Class A Units granted to Board of Directors
Certain members of the Board of Directors of the Company have elected to receive compensation for their services as a board member in stock, Class A units of the Parent. The number of units granted or to be granted by the Parent are determined by dividing the compensation payable for the quarter by the fair value of the Class A units at the end of each respective quarter. The total value of the Class A units granted to such Board of Directors for the three months ended March 31, 2022 and three months ended March 31, 2021 was $— and $25, respectively, and is reflected in the selling, general and administrative expenses within the consolidated statements of operations.
Class B Unit Incentive Plan
In February 2021, the Company’s Parent adopted a compensatory benefit plan (the
“Class
 B Unit Incentive Plan”
) to provide incentives to directors, managers, officers, employees, consultants, advisors, and/or other service providers of the Company’s Parent or its Subsidiaries in the form of the Parent’s Class B Units
(
“Incentive Units”
). Incentive Units have a participation threshold of $1.00 and are divided into three tranches (
“Tranche I,” “Tranche II,” and “Tranche III”
). Tranche I Incentive Units are subject to performance-based, service-based, and market-based conditions. The grant date fair value for the Incentive Units was $5.19 per unit.
The assumptions used in determining the fair
val
ue of the Incentive Units at the grant date are as follows:

February 16, 2021
Volatility	57.0%
Risk-free interest rate	0.1%
Expected time to exit (in years)	1.6
On July 29, 2021, the Company’s Parent amended the Class B Unit Incentive Plan so that the Tranche I and the Tranche III Incentive Units will immediately become fully vested, subject to continued employment or provision of services, upon the closing of the transaction stipulated in the Agreement and Plan of Merger (the
“Merger Agreement”
) dated June 4, 2021. The Company’s Parent also amended the Class B Unit Incentive Plan so that the Tranche II Incentive Units will vest on any liquidation event, as defined in the Class B Unit Incentive Plan, rather than only upon the occurrence of an Exit Sale, subject to the market-based condition stipulated in the Class B Unit Incentive Plan prior to its amendment.
Equity-based compensation for awards with performance conditions is based on the probable outcome of the related performance condition. The performance conditions required to vest per the amended Incentive Plan remain improbable until they occur due to the unpredictability of the events required to meet the vesting conditions. As such events are not considered probable until they occur, recognition of equity-based compensation for the Incentive Units is deferred until the vesting conditions are met. Once the event occurs, unrecognized compensation cost associated with the performance-vesting Incentive Units (based on their modification date fair value) will be recognized based on the portion of the requisite service period that has been rendered.
The modification date fair value of the Incentive Units was $9.06 per unit. The assumptions used in determining the fair value of the Incentive Units at the modification date are as follows:

July 29, 2021
Volatility	46.0%
Risk-free interest rate	0.2%
Expected time to exit (in years)	1.2
The volatility used in the determination of the fair value of the Incentive Units was based on analysis of the historical volatility of guideline public companies and factors specific to the Company.
On December 7, 2021, the previously announced merger was consummated. As a result, the Tranche I and Tranche III Incentive Units immediately became fully vested and the performance condition for the Tranche II Incentive Units was met. The fair value determined at the date of the amendment of the Class B Unit Incentive Plan was immediately recognized as compensation expense on the vesting date for Tranches I and III. Compensation expense for the Tranche II Incentive Units is recognized over the derived service period of 30 months from the modification date, which resulted in approximately 17.0% of the compensation expense for Tranche II being recognized during the year ended December 31, 2021. The remaining compensation expense for the Tranche II Incentive Units will be recognized over the remaining service period of approximately 25 months.

During the three months ended March 31, 2022, the Company’s Parent modified the vesting conditions for one former employee. Under the original terms of the grant agreements, Incentive Units are forfeited upon separation. Due to the amended agreement, the Incentive Units held by the former employee will continue to vest through the vesting date. The result of the amended agreement is an accounting modification that resulted in 100% of the compensation expense being recognized for the former employee based on the modification date fair value. The incremental compensation cost recognized as a result of the modification was $219 during the three months ended March 31, 2022. The total compensation expense recognized by the Company for Tranche II Incentive Units, including the effects of the modification, was $2,706 during the three months ended March 31, 2022, of which $2,353 was recognized in selling, general and administrative expense and $353 in cost of revenues.
The table below presents the activity in Tranche II of the Class B Units:

Unvested and outstanding as of December 31, 2021	3,760,000
Vested	(100,000)
Forfeited	(50,000)

Unvested and outstanding as of March 31, 2022	3,610,000

As of March 31, 2022, there was approximately $19,957 of unrecognized compensation costs related to Tranche II Incentive Units, which is expected to be recognized over a weighted average period of 1.83 years.
Stock Options
On December 7, 2021, the Company adopted the BigBear.ai Holdings, Inc. 2021 Long-Term Incentive Plan (the
“Plan”
). The purpose of the Plan is to promote the long-term success of the Company and the creation of stockholder value by providing eligible employees, prospective employees, consultants, and non-employee
directors of the Company the opportunity to receive stock- and cash-based incentive awards.
During the three months ended March 31, 2022, pursuant to the Plan, the Company’s Board of Directors granted certain grantees Stock Options to purchase shares of the Company’s common stock at an exercise price of $7.00. The Stock Options vest over four years with 25% vesting on the one year anniversary of the grant date and then 6.25% per each quarter thereafter during years two, three and four. Vesting is contingent upon continued employment or service to the Company and is accelerated in the event of death, disability, or a change in control, subject to certain conditions; both the vested and unvested portion of a Grantee’s Option will be immediately forfeited and cancelled if the Grantee ceases employment or service to the Company. The Stock Options expire on the 10th anniversary of the grant date.
The table below presents the fair value of the Stock Options as estimated on the grant date using the Black-Scholes OPM using the following assumptions:

March 30, 2022
Stock Options grant date
Number of Stock Options granted	424,017
Fair value of the Stock Options on the grant date	$4.67
Expected option term (in years)	6.26
Expected volatility	54.0%
Risk-free rate of return	2.4%
Expected annual dividend yield	—%
The table below presents the activity in the Stock Options:

	Stock Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Unvested and outstanding as of December 31, 2021	482,000	$9.99	10.0	$—
Granted	424,017	7.00		—
Vested	—	—		—
Forfeited	(12,031)	9.99		—

Unvested and outstanding as of March 31, 2022	893,986	$8.57	9.7	$526

Stock Options vested and exercisable as of March 31, 2022	—	$—	0.0	$—

The intrinsic value of the Stock Options as of March 31, 2022 was $526. The Company recognizes equity-based compensation expense for the Options equal to the fair value of the awards on a straight-line basis over the service based vesting period. As of March 31, 2022, there was approximately $4,236 of unrecognized compensation costs related to the Options, which is expected to be recognized over a weighted average period of 3.84 years.
Restricted Stock Units
During the three months ended March 31, 2022, pursuant to the Plan, the Company’s Board of Directors communicated the key terms and committed to grant Restricted Stock Units (
“RSUs”
) to certain employees and nonemployee directors. The Company granted 2,836,023 RSUs to employees during the three months ended March 31, 2022. RSUs granted to employees generally vest over four years, with 25% vesting on the one year anniversary of the grant date and then 6.25% per each quarter thereafter during years two, three and four. RSUs granted to nonemployee directors vest 100% on the one year anniversary of the grant date. Vesting of RSUs is accelerated in the event of death, disability, or a change in control, subject to certain conditions
.
The table below presents the activity in the RSUs:

	RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Unvested and outstanding as of December 31, 2021	403,300	$10.03
Granted	2,836,023	5.32
Vested	(3,591)	5.20
Forfeited	(87,458)	5.47

Unvested and outstanding as of March 31, 2022	3,148,274	$5.92

As of March 31, 2022, there was approximately $17,608 of unrecognized compensation costs related to the RSUs, which is expected to be recognized over a weighted average period of 3.67 years.

Performance Stock Units
On December 7, 2021, pursuant to the Plan, the Company’s Board of Directors communicated the key terms and committed to grant Performance Stock Units (
“PSUs”
) to an employee. The grant date of this award is December 7, 2021. The percentage of vesting is based on achieving certain performance criteria during each of the four fiscal years ended December 31, 2022 through December 31, 2025, provided that the employee remains in continuous service on each vesting date. Vesting will not occur unless a minimum performance criteria threshold is achieved. There is a maximum of 37,500 PSUs available to vest during each of the four performance periods. The Company did not grant any PSUs during the three months ended March 31, 2022.
The table below presents the activity in the PSUs:

	PSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Unvested and outstanding as of December 31, 2021	150,000	$10.03
Granted	—	—
Vested	—	—
Forfeited	—	—

Unvested and outstanding as of March 31, 2022	150,000	$10.03

The Company recognized $103 of equity-based compensation expense for the PSUs during the three months ended March 31, 2022. As of March 31, 2022, there was approximately $248 of unrecognized compensation costs related to the PSUs, which is expected to be recognized over a weighted average period of 0.71 years.
Stock-based Compensation Expense
The table below present the total stock compensation expense recognized for Class A and B Units, Stock Options, RSUs and PSUs in selling, general and administrative expense, cost of revenues, and research and development for the following periods:

	Three Months Ended March 31,
	2022	2021
Stock compensation expense in selling, general and administrative	$3,071	$25
Stock compensation expense in cost of revenues	700	—
Stock compensation expense in research and development	87	—

Total stock compensation expense	$3,858	$25

Note Q—Equity-Based Compensation
Predecessor
On June 11, 2019, the Predecessor granted 100 Class B Units to a Member in consideration for the Member’s services to the Predecessor, subject to terms and conditions stated in the profits interest grant agreement. The Class B Units granted upon full vesting represented 10% percent interest in the Predecessor. The Class B Units were non-voting profits
interest which were subject to vesting and other restrictions. According to the vesting schedule, 10 Units vested on June 11, 2019 and 90 Units would vest on January 1, 2024. The Class B Units shall have the same voting rights as the Class A Members beginning on January 1, 2024.
The Class B Units granted had a service condition only, and equity-based compensation for the Class B Units was recognized on a straight-line basis over the requisite service period. The grant date fair value per unit of the Class B Units was $4,982 which was measured used the Black-Scholes Merton Option Pricing Model.
The assumptions used in determining the fair value were as follows:

As of June 11, 2019
Volatility	25.8%
Risk-free interest rate	1.89%
Expected time to exit (years)	2.5

The expected time to exit used in the determination of the fair value was based on the time to sale consistent with when investor return would be measured. The volatility used in the determination of the fair value was based on analysis of the selected asset volatility of guideline companies, re-leveled
to account for differences in leverage.
The table below presents the activity for the Class B Units:

Balance as of January 1, 2019	—

Granted during the year	100
Vested during the year	(10)
Forfeited during the year	—

Unvested as of December 31, 2019	90

Unvested as of October 22, 2020	90

Unvested Class B Units became fully vested and were settled for $731 of the purchase consideration on the PCI acquisition as of October 23, 2020.
Selling, general and administrative expenses for the Predecessor 2020 Period and the Predecessor 2019 Period included $80 and $104 of equity-based compensation related to Class B Units, respectively.
Successor
Class A Units granted to board of directors
Certain members of the board of directors of the Company have elected to receive their compensation for their services as a board member in stock, Class A units of the Parent. The number of units granted or to be granted by the Parent are determined by dividing the compensation payable for the quarter by the fair value of the Class A units at the end of each respective quarter. The total value of the Class A units granted to such board of directors for the year ended December 31, 2021 is $86, and is reflected in the selling, general and administrative expenses within the consolidated statements of operations.
Class B Unit Incentive Plan
In February 2021, the Company’s Parent adopted a written compensatory benefit plan (the “
Class B Unit Incentive Plan
”) to provide incentives to present and future directors, managers, officers, employees, consultants, advisors, and/or other service providers of the Company’s Parent or its Subsidiaries in the form of the Parent’s Class B Units (“
Incentive Units
”). Incentive Units have a participation threshold of $1.00 and are divided into three tranches (“
Tranche I
,” “
Tranche II
,” and “
Tranche III
”). Tranche I Incentive Units are subject to performance-based, service-based, and market-based conditions. The grant date fair value for the Incentive Units was $5.19 per unit.
The assumptions used in determining the fair value of the Incentive Units at the grant date are as follows:

Volatility	57%
Risk-free interest rate	0.1%
Expected time to exit (years)	1.6

On July 29, 2021, the Company’s Parent amended the Class B Unit Incentive Plan so that the Tranche I and the Tranche III Incentive Units will immediately become fully vested, subject to continued employment or provision of services, upon the closing of the transaction stipulated in the Agreement and Plan of Merger (the “Merger Agreement”) dated June 4, 2021. The Company’s Parent also amended the Class B Unit Incentive Plan so that the Tranche II Incentive Units will vest on any liquidation event, as defined in the Class B Unit Incentive Plan, rather than only upon the occurrence of an Exit Sale, subject to the market-based condition stipulated in the Class B Unit Incentive Plan prior to its amendment.
Equity-based compensation for awards with performance conditions is based on the probable outcome of the related performance condition. The performance conditions required to vest per the amended Incentive Plan remain improbable until they occur due to the unpredictability of the events required to meet the vesting conditions. As such events are not considered probable until they occur, recognition of equity-based compensation for the Incentive Units is deferred until the vesting conditions are met. Once the event occurs, unrecognized compensation cost associated with the performance-vesting Incentive Units (based on their modification date fair value) will be recognized based on the portion of the requisite service period that has been rendered.
The modification date fair value of the Incentive Units was $9.06 per unit. The assumptions used in determining the fair value of the Incentive Units at the modification date are as follows:

Volatility	46%
Risk-free interest rate	0.2%
Expected time to exit (years)	1.2
The volatility used in the determination of the fair value of the Incentive Units was based on analysis of the historical volatility of guideline public companies and factors specific to the Successor.
On December 7, 2021, the previously announced merger was consummated. As a result, the Tranche I and Tranche III Incentive Units immediately became fully vested and the performance condition for the Tranche II Incentive Units was met. The fair value determined at the date of the amendment of the Class B Unit Incentive Plan was immediately recognized as compensation expense on the vesting date for Tranches I and III. Compensation expense for the Tranche II Incentive Units is recognized over the derived service period of 30 months from the modification date, which resulted in approximately 17.0% of the compensation expense for Tranche II being recognized during the year ended December 31, 2021. The remaining compensation expense for the Tranche II Incentive Units will be recognized over the remaining service period of approximately 25 months. Additionally, the Company’s Parent modified the vesting conditions for three former employees. Under the original terms of the grant agreements, Incentive Units are forfeited upon separation. Due to the amended agreement, the Incentive Units held by the three former employees will continue to vest through the vesting date. The result of the amended agreement is an accounting modification that resulted in 100% of the compensation expense being recognized for the three former employees based on the modification date fair value. The incremental compensation cost recognized as a result of the modification was $4,572 during the year ended December 31, 2021. The total compensation expense recognized by the Company for Tranches I, II, and III Incentive Units, including the effects of the modification, was $60,349 during the year ended December 31, 2021, of which $53,463 was recognized in selling, general and administrative expense and $6,886 in cost of revenues.

The table below presents the activity in the Class B Units:

Unvested and outstanding as of January 1, 2021	—
Granted	9,650,000
Vested	(5,640,000)
Forfeited	(250,000)

Unvested and outstanding as of December 31, 2021	3,760,000

As of December 31, 2021, there was approximately $22,713 of unrecognized compensation costs related to Tranche II Incentive Units.
Stock Options
On December 7, 2021, the Company adopted the BigBear.ai Holdings, Inc. 2021 Long-Term Incentive Plan (the “Plan”). The purpose of the Plan is to promote the long-term success of the Company and the creation of stockholder value by providing eligible employees, prospective employees, consultants, and non-employee
directors of the Company the opportunity to receive stock- and cash-based incentive awards. Pursuant to the Plan, the Company’s Board of Directors granted certain grantees Options to purchase shares of the Company’s common stock at an exercise price of $9.99. The Options vest 25% on each anniversary of the grant date. Vesting is contingent upon continued employment or service to the Company; both the vested and unvested portion of a Grantee’s Option will be immediately forfeited and cancelled if the Grantee ceases employment or service to the Company. The Options expire on the 10th anniversary of the grant date.
The table below presents the activity in the Stock Options:

Unvested and outstanding as of January 1, 2021	—
Granted	482,000
Vested	—
Forfeited	—

Unvested and outstanding as of December 31, 2021	482,000

The fair value of the Options of $5.21 each is estimated on the grant date of December 7, 2021, using the Black-Scholes OPM using the following assumptions:

Expected option term (years)	10
Expected volatility	54.0%
Risk-free rate of return	1.4%
Expected annual dividend yield	—%
As the Options are out of the money, the intrinsic value is zero. The Company recognizes equity-based compensation expense for the Options equal to the fair value of the awards on a straight-line basis over the service based vesting period. The Company recognized $42 and $1 in stock compensation expense in selling, general and administrative expense and cost of revenues, respectively, during the year ended December 31, 2021. As of December 31, 2021, there was approximately $2,471 of unrecognized compensation costs related to the Options.

Restricted Stock Units
On December 7, 2021, pursuant to the Plan, the Company’s Board of Directors communicated the key terms and committed to grant Restricted Stock Units (“RSUs”) to certain employees and nonemployee directors. The grant date of this award is December 7, 2021. The Company granted 273,300 RSUs to employees, 25% of which will vest on the first anniversary of the grant date, 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date, and 25% on the fourth anniversary of the grant date. The Company granted 130,000 RSUs to nonemployee directors, 100% of which will vest on the first anniversary of the grant date. Vesting of the RSUs is subject to the grantee’s continued service through the vesting date. The grant-date fair value of the RSUs was $10.03.
The table below presents the activity in the RSUs:

Unvested and outstanding as of January 1, 2021	—
Granted	403,300
Vested	—
Forfeited	—

Unvested and outstanding as of December 31, 2021	403,300

The Company recognizes equity-based compensation expense for RSUs on a straight-line over the requisite service period. During the year ended December 31, 2021, the Company recognized $134 and $3 of equity-based compensation expense in selling, general and administrative expense and cost of revenues, respectively. As of December 31, 2021, there was approximately $3,908 of unrecognized compensation costs related to the RSUs.
Performance Stock Units
On December 7, 2021, pursuant to the Plan, the Company’s Board of Directors communicated the key terms and committed to grant Performance Stock Units (“PSUs”) to an employee. The grant date of this award is December 7, 2021. The percentage of vesting is based on achieving certain performance criteria during each of the 4 fiscal years ended December 31, 2022 through December 31, 2025, provided that the employee remains in continuous service on each vesting date. Vesting will not occur unless a minimum performance criteria threshold is achieved. There is a maximum of 37,500 PSUs available to vest during each of the four performance periods.
The table below presents the activity in the PSUs:

Unvested and outstanding as of January 1, 2021	—
Granted	150,000
Vested	—
Forfeited	—

Unvested and outstanding as of December 31, 2021	150,000

The Company recognized no equity-based compensation expense for the PSUs during the year ended December 31, 2021 as it was not considered probable that the performance conditions would be achieved.